SUBSEQUENT EVENT (Details) (USD $)	3 Months Ended	9 Months Ended	1 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Oct. 31, 2012 Private Placement [Member]
Subsequent Event [Line Items]
Gross cash proceed from private placement			$ 750,000
Private placement, price per share			$ 0.25
Warrant issued per each common share issued			0.5
Warrants, exercise price			1.0
Warrants, expiration period	5 years	5 years	5 years